UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Parent company condensed statements of income and comprehensive income
General and administrative expenses	¥ 48,848,922	$ 7,199,440	¥ 7,490,194
Research and development expenses	1,547,422	228,062	873,959
LOSS FROM OPERATIONS	(52,322,644)	(7,711,404)	(5,006,716)
Interest income	189	28	442
Other expenses, net	1,197,824	176,537	572,740
LOSS BEFORE INCOME TAXES	(51,404,361)	(7,576,066)	(4,543,143)
NET LOSS ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(50,456,226)	(7,436,328)	(4,481,440)
Foreign currency translation adjustment	(1,707,248)	(251,617)	(678,443)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(52,163,474)	(7,687,945)	(5,159,883)
Parent company | Reportable Legal Entities
Parent company condensed statements of income and comprehensive income
General and administrative expenses	43,964,197	6,479,522	3,465,275
Research and development expenses	41,086	6,055	43,415
LOSS FROM OPERATIONS	(44,005,283)	(6,485,577)	(3,508,690)
Interest income	8	1
Other expenses, net	(4,772)	(703)	(4,751)
Equity in loss of subsidiaries	(6,446,179)	(950,049)	(967,999)
LOSS BEFORE INCOME TAXES	(50,456,226)	(7,436,328)	(4,481,440)
NET LOSS ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	(50,456,226)	(7,436,328)	(4,481,440)
Foreign currency translation adjustment	(1,707,248)	(251,617)	(678,443)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	¥ (52,163,474)	$ (7,687,945)	¥ (5,159,883)